Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 589,375,000.00
Previously Paid Amount	13,810.00
Total Fee Amount	81,392.69
Total Offset Amount	0.00
Net Fee	$ 67,582.69